Federated Hermes Adjustable Rate Fund
A Portfolio of Federated Hermes Adjustable Rate Securities Trust
CLASS A SHARES (TICKER FEUGX)
INSTITUTIONAL SHARES (TICKER FEUNX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED OCTOBER 31, 2025
The following change is effective April 3, 2026.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following:
“J. Andrew Kirschler, Portfolio Manager, has been the Fund’s portfolio manager since April of 2026.”
March 10, 2026

Federated Hermes Adjustable Rate Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457217 (3/26)
© 2026 Federated Hermes, Inc.